UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-54
                                   -----------


                           AXP INVESTMENT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:   12/31
                         --------------

                           RIVERSOURCE BALANCED FUND
                           A FEEDER FUND INVESTING IN
                               BALANCED PORTFOLIO
                      PORTFOLIO HOLDINGS AT DEC. 31, 2005


Investments in Securities
Balanced Portfolio
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)



 Common Stocks (63.9%)

Issuer                                Shares                   Value(a)

Aerospace & Defense (2.6%)
Boeing                                37,554                 $2,637,793
Empresa Brasileira de
   Aeronautica ADR                    29,407(c)               1,149,814
General Dynamics                      19,983                  2,279,061
Goodrich                              67,275                  2,765,003
Honeywell Intl                       148,758                  5,541,236
Lockheed Martin                       83,753                  5,329,203
Northrop Grumman                     114,217                  6,865,583
United Technologies                   51,654                  2,887,975
Total                                                        29,455,668

Automobiles (--%)
General Motors                        28,304(n)                 549,664

Beverages (0.6%)
Coca-Cola                             46,465                  1,873,004
PepsiCo                               90,333                  5,336,874
Total                                                         7,209,878

Biotechnology (0.1%)
Biogen Idec                           22,690(b)               1,028,538

Building Products (0.3%)
American Standard
  Companies                           26,533                  1,059,993
Masco                                 70,888                  2,140,109
Total                                                         3,200,102

Capital Markets (2.8%)
Bank of New York                     169,310                  5,392,524
Franklin Resources                    18,838                  1,770,960
Investors Financial Services          42,451                  1,563,470
Legg Mason                             3,604                    431,363
Lehman Brothers Holdings              51,781                  6,636,771
Merrill Lynch & Co                    69,204                  4,687,187
Morgan Stanley                       156,608                  8,885,937
State Street                          55,111                  3,055,354
Total                                                        32,423,566

Chemicals (1.0%)
Dow Chemical                         162,540                  7,122,503

 Common Stocks (continued)
Issuer                                Shares                   Value(a)

Chemicals (cont.)
Eastman Chemical                      29,104                 $1,501,475
Lyondell Chemical                     73,652                  1,754,391
RPM Intl                              43,219                    750,714
Total                                                        11,129,083

Commercial Banks (5.3%)
Bank of America                      613,857(j)              28,329,500
Commerce Bancorp                      39,812(n)               1,369,931
PNC Financial
  Services Group                      78,117                  4,829,974
US Bancorp                           226,356                  6,765,781
Wachovia                             136,544                  7,217,716
Wells Fargo & Co                     213,672                 13,425,012
Total                                                        61,937,914

Commercial Services & Supplies (0.4%)
Avery Dennison                        32,073                  1,772,675
CCE Spinco                             3,045(b)                  39,890
Cendant                              165,312                  2,851,631
Total                                                         4,664,196

Communications Equipment (0.9%)
Cisco Systems                        203,534(b)               3,484,502
Corning                               40,341(b)                 793,104
Nokia ADR                            244,070(c)               4,466,481
Scientific-Atlanta                    34,900                  1,503,143
Total                                                        10,247,230

Computers & Peripherals (1.9%)
Dell                                 105,763(b)               3,171,832
EMC                                  192,607(b)               2,623,307
Hewlett-Packard                      260,269                  7,451,502
Intl Business Machines                97,132                  7,984,251
Total                                                        21,230,892

Consumer Finance (1.0%)
American Express                      29,823                  1,534,692
Capital One Financial                 56,093                  4,846,435
MBNA                                 182,611                  4,959,715
Total                                                        11,340,842

 Common Stocks (continued)
Issuer                                Shares                   Value(a)

Containers & Packaging (0.4%)
Temple-Inland                         90,890                 $4,076,417

Diversified Financial Services (3.9%)
Citigroup                            583,754                 28,329,582
JPMorgan Chase & Co                  419,899                 16,665,791
Total                                                        44,995,373

Diversified Telecommunication Services (4.1%)
ALLTEL                                20,263                  1,278,595
AT&T                                 383,032                  9,380,453
BellSouth                            265,299                  7,189,603
Chunghwa Telecom ADR                 150,901(c)               2,769,033
Citizens Communications               61,908                    757,135
MCI                                  430,956                  8,502,762
Qwest Communications Intl            237,630(b)               1,342,610
Sprint Nextel                        398,271                  9,303,610
Telewest Global                       54,841(b,c)             1,306,313
Verizon Communications               157,347                  4,739,292
Total                                                        46,569,406

Electric Utilities (1.7%)
Entergy                               56,720                  3,893,828
Exelon                               116,926                  6,213,448
FPL Group                             22,451                    933,064
PPL                                   73,206                  2,152,256
Southern                             134,164                  4,632,683
Xcel Energy                           78,261                  1,444,698
Total                                                        19,269,977

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                     136,876(b,c)             1,428,985

Energy Equipment & Services (1.4%)
Cooper Cameron                        58,872(b)               2,437,301
Halliburton                           71,815                  4,449,656
Schlumberger                          13,131                  1,275,677
TODCO Cl A                             9,059                    344,786
Transocean                            50,300(b)               3,505,407
Weatherford Intl                      98,104(b)               3,551,365
Total                                                        15,564,192




See accompanying notes to investments in securities.



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1  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Food & Staples Retailing (0.8%)
CVS                                   37,836                   $999,627
Safeway                              131,198                  3,104,145
Wal-Mart Stores                      105,626                  4,943,297
Total                                                         9,047,069

Food Products (0.6%)
Campbell Soup                         25,891                    770,775
General Mills                         54,856                  2,705,498
Kellogg                               75,438                  3,260,430
Total                                                         6,736,703

Gas Utilities (0.2%)
ONEOK                                 77,363                  2,060,177

Health Care Equipment & Supplies (1.0%)
Baxter Intl                          102,347                  3,853,365
Boston Scientific                     71,919(b)               1,761,296
Guidant                               71,366                  4,620,949
Hospira                               26,922(b)               1,151,723
Total                                                        11,387,333

Health Care Providers & Services (1.0%)
Cardinal Health                       36,417                  2,503,669
HCA                                   83,933                  4,238,616
Magellan Health Services              25,871(b)                 813,643
McKesson                              16,339                    842,929
Medco Health Solutions                19,336(b)               1,078,949
WellPoint                             19,454(b)               1,552,235
Total                                                        11,030,041

Hotels, Restaurants & Leisure (0.3%)
McDonald's                            93,511                  3,153,191

Household Products (1.1%)
Colgate-Palmolive                     44,556                  2,443,897
Procter & Gamble                     112,231                  6,495,930
Spectrum Brands                      204,520(b)               4,153,801
Total                                                        13,093,628

Industrial Conglomerates (1.8%)
General Electric                     377,603                 13,234,985
Tyco Intl                            243,898(c)               7,038,896
Total                                                        20,273,881

Insurance (3.7%)
ACE                                  116,585(c)               6,230,302
American Intl Group                  313,319                 21,377,755
Aon                                   52,216                  1,877,165
Aspen Insurance Holdings              77,931(c)               1,844,627
Chubb                                 53,250                  5,199,863
Endurance Specialty
  Holdings                            35,270(c)               1,264,430
Hartford Financial
  Services Group                      48,384                  4,155,702
Max Re Capital                        28,932(c)                 751,364
Total                                                        42,701,208

IT Services (0.5%)
Accenture Cl A                        24,007(c)                 693,082
Affiliated Computer
  Services Cl A                       71,616(b)               4,238,235
Computer Sciences                     12,870(b)                 651,737

 Common Stocks (continued)
Issuer                                Shares                   Value(a)

IT Services (cont.)
Patni Computer
  Systems ADR                          3,340(b,c)               $77,421
Total                                                         5,660,475

Leisure Equipment & Products (0.1%)
Mattel                                40,451                    639,935

Machinery (0.8%)
Caterpillar                           50,227                  2,901,614
Deere & Co                            25,428                  1,731,901
Illinois Tool Works                   16,577                  1,458,610
Ingersoll-Rand Cl A                   37,722(c)               1,522,837
ITT Inds                              10,266                  1,055,550
Total                                                         8,670,512

Media (4.2%)
Clear Channel
  Communications                      24,360                    766,122
Comcast Cl A                         118,969(b)               3,088,435
Comcast Special Cl A                 165,672(b)               4,256,114
EchoStar Communications
  Cl A                                23,178(b)                 629,746
Liberty Global Cl A                   56,334(b)               1,267,515
Liberty Global Series C               56,334(b)               1,194,281
Liberty Media Cl A                   761,022(b)               5,989,243
News Corp Cl A                       198,242                  3,082,663
NTL                                  144,595(b)               9,844,028
Time Warner                          325,050                  5,668,872
Viacom Cl B                          239,416(b)               7,804,962
Vivendi Universal ADR                 78,666(c)               2,472,472
Walt Disney                          109,754                  2,630,803
Total                                                        48,695,256

Metals & Mining (0.3%)
Alcan                                 59,076(c)               2,419,163
Alcoa                                 29,448                    870,777
Total                                                         3,289,940

Multiline Retail (0.6%)
Federated Dept Stores                 25,351                  1,681,532
JC Penney                             39,412                  2,191,307
Target                                64,034                  3,519,949
Total                                                         7,392,788

Multi-Utilities & Unregulated Power (0.5%)
Dominion Resources                    69,808                  5,389,178

Office Electronics (0.1%)
Xerox                                 57,459(b)                 841,774

Oil & Gas (7.3%)
Amerada Hess                          12,059                  1,529,322
Anadarko Petroleum                   104,230                  9,875,793
BP ADR                                89,338(c)               5,737,286
Chevron                              243,075                 13,799,368
ConocoPhillips                       224,545                 13,064,028
Devon Energy                          60,400                  3,777,416
Exxon Mobil                          576,234                 32,367,065
Newfield Exploration                  58,912(b)               2,949,724
Royal Dutch Shell
  ADR Series A                        34,458(c)               2,118,822
Total                                                        85,218,824


 Common Stocks (continued)
Issuer                                Shares                   Value(a)

Paper & Forest Products (0.6%)
Bowater                               45,646                 $1,402,245
Intl Paper                            70,329                  2,363,758
Weyerhaeuser                          38,595                  2,560,392
Total                                                         6,326,395

Personal Products (--%)
Estee Lauder
  Companies Cl A                      11,078                    370,891

Pharmaceuticals (2.9%)
Bristol-Myers Squibb                  91,631                  2,105,680
GlaxoSmithKline ADR                   38,161(c)               1,926,367
Merck & Co                            88,275                  2,808,028
Novartis ADR                          43,089(c)               2,261,311
Pfizer                               761,242                 17,752,164
Schering-Plough                      187,325                  3,905,726
Wyeth                                 62,917                  2,898,586
Total                                                        33,657,862

Real Estate Investment Trust (0.3%)
Apartment Investment &
  Management Cl A                     26,194                    991,967
Equity Office Properties Trust        70,851                  2,148,910
HomeBanc                              67,787                    507,047
Total                                                         3,647,924

Semiconductors & Semiconductor Equipment (1.2%)
ATI Technologies                      58,752(b,c)               998,196
Broadcom Cl A                         26,097(b)               1,230,474
Credence Systems                      97,774(b)                 680,507
Cypress Semiconductor                119,892(b)               1,708,461
Freescale Semiconductor
  Cl A                                56,343(b)               1,419,280
Freescale Semiconductor
  Cl B                                18,363(b)                 462,197
Intel                                133,545                  3,333,283
MEMC Electronic Materials            108,465(b)               2,404,669
Texas Instruments                     47,544                  1,524,736
Total                                                        13,761,803

Software (1.3%)
Cadence Design Systems               187,126(b)               3,166,172
Compuware                            145,253(b)               1,302,919
Microsoft                            203,148                  5,312,320
Oracle                               302,330(b)               3,691,449
Siebel Systems                        91,107                    963,912
TIBCO Software                       103,997(b)                 776,858
Total                                                        15,213,630

Specialty Retail (0.2%)
Home Depot                            70,450                  2,851,816

Thrifts & Mortgage Finance (2.3%)
Countrywide Financial                262,578                  8,977,542
Fannie Mae                           195,837                  9,558,803
Freddie Mac                           88,332                  5,772,496
Washington Mutual                     37,349                  1,624,682
Total                                                        25,933,523

Tobacco (1.5%)
Altria Group                         225,913                 16,880,219




See accompanying notes to investments in securities.



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2  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Wireless Telecommunication Services (0.2%)
Vodafone Group ADR                   108,018(c)              $2,319,146

Total Common Stocks
(Cost: $634,500,511)                                       $732,567,045

 Bonds (36.3%)
Issuer               Coupon            Principal               Value(a)
                      rate               amount
Sovereign (0.6%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07            6.00%            3,423,000(c)         $4,180,295
United Kingdom Treasury
  (British Pound)
   12-07-06            7.50             1,612,000(c)          2,856,813
Total                                                         7,037,108

U.S. Government Obligations & Agencies (9.0%)
Federal Farm Credit Bank
   10-10-08            4.25             1,775,000             1,755,534
Federal Home Loan Bank
   01-18-08            4.63             5,530,000             5,522,092
   04-18-08            4.13             1,355,000             1,338,007
Federal Home Loan Mtge Corp
   06-15-08            3.88             9,525,000             9,344,978
   10-15-08            5.13             6,440,000             6,506,409
   12-19-08            4.63             2,500,000             2,495,675
   03-18-09            3.76             1,440,000             1,397,628
   07-15-09            4.25             5,250,000             5,167,391
   07-12-10            4.13             9,932,000             9,685,210
Federal Natl Mtge Assn
   01-15-08            4.63               345,000               343,823
   10-15-08            4.50             3,460,000             3,440,807
U.S. Treasury
   11-30-07            4.25                 5,000                 4,985
   12-15-10            4.38             2,475,000             2,476,933
   08-15-15            4.25               775,000               764,979
   11-15-15            4.50             4,035,000             4,068,099
   08-15-23            6.25            21,800,000            26,032,273
   02-15-26            6.00            15,114,000            17,822,716
U.S. Treasury Inflation-Indexed Bond
   01-15-15            1.63             4,735,674(p)          4,562,601
Total                                                       102,730,140

Asset-Backed (0.9%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08            2.76               400,000(d,i)          390,828
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10            4.87               400,000               400,062
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11            4.29             1,100,000(d,i)        1,066,759
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10            2.84               600,000               581,737
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09            4.05             1,100,000             1,080,409

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount
Asset-Backed (cont.)
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09            4.08%             $800,000              $788,392
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10            4.35               425,000               419,840
Countrywide Asset-Backed Certificates
  Series 2005-10 Cl AF6
   02-25-36            4.92               700,000               678,569
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09            3.40               700,000(i)            692,335
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10            7.62               200,000(d,m)          202,476
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11            6.27               225,000(d,m)          225,545
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09            2.94               800,000               782,537
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35            4.49               475,000               466,384
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36            5.57               600,000               600,000
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29            5.86                 1,971(i)              1,963
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10            4.05             1,500,000(i)          1,482,676
Total                                                         9,860,512

Commercial Mortgage-Backed (4.3%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42            4.88               650,000               647,757
Banc of America Commercial Mtge
  Series 2005-6 Cl A4
   09-10-47            5.18             1,125,000             1,131,680
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16            4.49               524,374(d,m)          524,518
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16            4.54               500,000(d,m)          500,280
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37            4.89               581,977               580,627
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42            4.57               900,000               877,320
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46            4.03               600,000               579,348
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40            5.41               550,000               559,366

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Commercial Mortgage-Backed (cont.)
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41            4.21%           $1,194,811            $1,175,862
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42            5.30               400,000               396,032
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14            4.46             2,215,163(d)          2,176,384
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30            5.68               900,000               923,619
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51            4.15             1,451,262(d)          1,426,148
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44            5.23             1,150,000             1,161,986
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44            5.23               375,000               378,503
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36            4.49             1,003,101               986,460
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37            3.52             1,000,000               964,021
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38            5.10               375,000               375,453
Federal Natl Mtge Assn #385683
   02-01-13            4.83               878,568               868,089
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38            5.56               676,326               682,898
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40            4.12             1,100,000             1,070,135
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45            4.59               804,386               796,696
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41            4.55               900,000               871,175
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43            4.21               613,702               603,818
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36            4.76             2,300,000             2,268,296
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36            4.88               400,000               396,344
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42            3.92               557,691               548,523
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38            4.96               775,000               769,369




See accompanying notes to investments in securities.



--------------------------------------------------------------------------------
3  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer               Coupon             Principal              Value(a)
                      rate                amount

Commercial Mortgage-Backed (cont.)
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39            4.37%           $1,021,875            $1,006,370
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37            4.37               691,968               680,138
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37            4.39             1,011,973               988,607
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37            5.26               800,000               805,522
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37            4.13               624,707               602,903
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39            3.97               542,817               525,135
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37            4.18               550,000               533,352
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42            4.33               980,372               967,813
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
   12-15-44            5.18             1,125,000             1,132,504
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26            5.39             1,035,000             1,047,686
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26            4.56             1,000,000               978,167
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-27            4.21             1,540,000             1,509,138
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29            3.97               650,000               615,492
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29            4.99               600,000               602,754
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29            4.19               925,000               903,753
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29            4.58               800,000               781,347
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29            3.99             1,000,000               967,270
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29            4.20             1,100,000             1,072,797
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30            4.39               639,818               633,196
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30            4.89               825,000               821,230

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Commercial Mortgage-Backed (cont.)
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43            4.22%             $835,231              $821,523
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40            3.27             1,572,344             1,476,625
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41            4.34               575,000               561,734
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40            4.59               700,000               684,061
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42            5.23               775,000               777,754
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39            5.98             1,895,000             1,980,755
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36            3.67               809,400               777,066
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41            4.38             1,200,000             1,171,211
Total                                                        49,666,610

Mortgage-Backed (14.7%)(f,l)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 6A1
   02-25-35            5.26               822,846(g)            822,158
Banc of America Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-E Cl B1
   06-25-34            4.03               517,687(g)            502,680
Banc of America Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-F Cl B1
   07-25-34            4.13               887,981(g)            858,394
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
   01-25-34            6.00             1,005,473             1,005,936
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19            4.75               647,833               630,625
Bear Stearns Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-10 Cl 13A1
   01-25-35            5.03             1,214,763(g)          1,200,467
Chaseflex Trust
  Collateralized Mtge Obligation
  Series 2005-2 Cl 2A2
   06-25-35            6.50             1,696,865             1,732,924
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
   07-25-18            4.75               709,014               690,181

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Mortgage-Backed (cont.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
   11-25-35            5.50%             $990,454              $999,772
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
   11-25-35            5.50             1,003,003             1,010,539
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35            7.50             1,016,399             1,055,332
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2004-12 Cl 1M
   08-25-34            4.60               598,623(g)            582,427
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35            7.00             1,391,273(d)          1,437,662
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-AR5 Cl CB1
   06-25-34            4.40               618,015(g)            601,501
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-10 Cl 4A1
   11-25-35            6.50             1,571,857             1,598,382
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
   12-25-35            7.00             1,800,000             1,862,438
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-8 Cl 7A1
   09-25-35            7.00             1,999,880             2,055,653
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45            6.38            12,837,688(g,k)          184,542
Federal Home Loan Mtge Corp #300779
   07-01-08            6.75                 8,796                 8,908
Federal Home Loan Mtge Corp #C59161
   10-01-31            6.00             1,533,616             1,552,733
Federal Home Loan Mtge Corp #C65869
   04-01-32            6.00             1,021,088             1,033,816
Federal Home Loan Mtge Corp #C67723
   06-01-32            7.00             1,252,857             1,316,230
Federal Home Loan Mtge Corp #C79925
   06-01-33            5.50             2,260,348             2,245,136
Federal Home Loan Mtge Corp #E01419
   05-01-18            5.50               554,858               558,497
Federal Home Loan Mtge Corp #E93097
   12-01-17            5.50             1,482,482             1,492,256
Federal Home Loan Mtge Corp #E98725
   08-01-18            5.00               843,154               836,402
Federal Home Loan Mtge Corp #E99592
   10-01-18            5.00               433,656               430,140




See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
4  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer               Coupon             Principal              Value(a)
                      rate                amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #E99684
   10-01-18            5.00%           $1,691,122            $1,677,296
Federal Home Loan Mtge Corp #G01441
   07-01-32            7.00             1,773,886             1,847,422
Federal Home Loan Mtge Corp #G01535
   04-01-33            6.00             4,156,524             4,226,842
Federal Home Loan Mtge Corp #G11302
   07-01-17            7.00             1,879,228             1,949,665
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18            6.50               653,880               684,138
   10-15-27            5.00             3,750,000             3,718,146
   06-15-28            5.00             2,325,000             2,305,069
   12-15-28            5.50             1,095,000             1,100,427
   02-15-33            5.50             1,364,023             1,379,551
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   02-15-14           17.16               467,396(k)             25,697
   10-15-22           14.56             1,817,780(k)            104,792
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Trust Series Z
   11-15-23            6.50                44,874(h)             47,067
Federal Natl Mtge Assn
   01-01-21            6.00             2,000,000(e)          2,042,500
   01-01-36            6.00             8,025,000(e)          8,092,730
Federal Natl Mtge Assn #190988
   06-01-24            9.00               337,202               362,732
Federal Natl Mtge Assn #250322
   08-01-25            7.50               570,374               599,078
Federal Natl Mtge Assn #254236
   03-01-17            6.50             1,019,033             1,046,986
Federal Natl Mtge Assn #254383
   06-01-32            7.50               413,508               433,154
Federal Natl Mtge Assn #254916
   09-01-23            5.50             1,583,252             1,583,565
Federal Natl Mtge Assn #545008
   06-01-31            7.00             1,414,572             1,485,994
Federal Natl Mtge Assn #545869
   07-01-32            6.50               277,956               286,664
Federal Natl Mtge Assn #555375
   04-01-33            6.00             2,855,606             2,898,058
Federal Natl Mtge Assn #555376
   04-01-18            4.50             1,872,878             1,826,649
Federal Natl Mtge Assn #555458
   05-01-33            5.50             1,402,778             1,394,459
Federal Natl Mtge Assn #555734
   07-01-23            5.00             1,114,797             1,091,084
Federal Natl Mtge Assn #653730
   09-01-32            6.50             1,281,365             1,321,350
Federal Natl Mtge Assn #654686
   11-01-32            6.00             1,771,309             1,797,422
Federal Natl Mtge Assn #662061
   09-01-32            6.50               649,241               667,245
Federal Natl Mtge Assn #667604
   10-01-32            5.50             2,513,012             2,495,318
Federal Natl Mtge Assn #670387
   08-01-32            7.00               193,206               201,687

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #674764
   01-01-33            6.00%           $2,557,780            $2,593,065
Federal Natl Mtge Assn #678028
   09-01-17            6.00             2,749,399             2,810,464
Federal Natl Mtge Assn #678946
   02-01-18            5.50             1,225,778             1,235,481
Federal Natl Mtge Assn #679208
   04-01-18            5.50               669,268               675,092
Federal Natl Mtge Assn #688002
   03-01-33            5.50             1,394,252             1,387,073
Federal Natl Mtge Assn #688691
   03-01-33            5.50               658,277               653,450
Federal Natl Mtge Assn #689093
   07-01-28            5.50               784,012               778,729
Federal Natl Mtge Assn #695220
   04-01-33            5.50             1,766,037             1,753,086
Federal Natl Mtge Assn #696681
   04-01-18            5.50               616,617               623,440
Federal Natl Mtge Assn #696687
   03-01-18            5.50               526,194               531,977
Federal Natl Mtge Assn #701937
   04-01-33            6.00               978,478               988,694
Federal Natl Mtge Assn #705096
   06-01-18            5.00             2,602,057             2,578,978
Federal Natl Mtge Assn #712057
   07-01-18            4.50               504,648               492,191
Federal Natl Mtge Assn #720006
   07-01-33            5.50             1,225,638             1,216,650
Federal Natl Mtge Assn #720070
   07-01-23            5.50             1,971,837             1,972,227
Federal Natl Mtge Assn #720378
   06-01-18            4.50               848,002               827,071
Federal Natl Mtge Assn #725232
   03-01-34            5.00             3,647,622             3,547,025
Federal Natl Mtge Assn #725425
   04-01-34            5.50             3,894,515             3,865,955
Federal Natl Mtge Assn #725684
   05-01-18            6.00             1,952,775             1,995,568
Federal Natl Mtge Assn #731019
   07-01-33            5.50             1,083,964             1,077,818
Federal Natl Mtge Assn #732094
   08-01-18            5.50             1,345,748             1,356,256
Federal Natl Mtge Assn #735057
   01-01-19            4.50             1,490,412             1,453,624
Federal Natl Mtge Assn #735160
   12-01-34            4.36               929,165(g)            916,547
Federal Natl Mtge Assn #747008
   01-01-19            5.00             1,634,230             1,624,126
Federal Natl Mtge Assn #747339
   10-01-23            5.50             1,541,000             1,532,315
Federal Natl Mtge Assn #747584
   11-01-28            5.50             1,470,134             1,460,229
Federal Natl Mtge Assn #753085
   12-01-33            6.50             1,401,366             1,445,741
Federal Natl Mtge Assn #759342
   01-01-34            6.50             1,863,397             1,932,652
Federal Natl Mtge Assn #765761
   02-01-19            5.00             1,960,957             1,942,796
Federal Natl Mtge Assn #768117
   08-01-34            5.44               556,640(g)            559,194

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #776962
   04-01-29            5.00%           $2,006,108            $1,945,040
Federal Natl Mtge Assn #790759
   09-01-34            4.81             2,645,585(g)          2,635,598
Federal Natl Mtge Assn #804442
   12-01-34            6.50             1,438,020             1,475,281
Federal Natl Mtge Assn #811925
   04-01-35            4.92             1,054,734(g)          1,050,777
Federal Natl Mtge Assn #821378
   05-01-35            5.04             1,017,312(g)          1,017,676
Federal Natl Mtge Assn #837258
   09-01-35            4.92               589,024(g)            580,201
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26            8.00               617,108               655,441
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-12           20.00               353,567(k)             14,070
   12-25-22            8.27               515,894(k)             73,654
   12-25-31            0.00               670,549(k)            109,926
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-AA4 Cl A1
   10-25-34            5.40               754,351(m)            762,188
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA2 Cl 2A1
   04-25-35            5.41               985,940(m)            992,545
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA3 Cl 3A1
   05-25-35            5.39             1,008,267(m)          1,009,356
Govt Natl Mtge Assn #604708
   10-15-33            5.50             1,346,328             1,356,910
Govt Natl Mtge Assn #616257
   02-15-34            5.00             1,579,512             1,560,643
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
   08-20-32            0.00             1,194,024(k)            192,006
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32            0.00               235,385(k)             22,974
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-3 Cl B1
   05-19-34            4.39               765,564(g)            741,933
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36            4.71             1,542,458(g)          1,542,458
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35            4.50            29,551,927(g,k)          332,459



See accompanying notes to investments in securities.



--------------------------------------------------------------------------------
5  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer               Coupon             Principal              Value(a)
                      rate                amount

Mortgage-Backed (cont.)
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR3 Cl 3A1
   04-25-35            5.33%             $576,018(g)           $574,401
Master Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   07-25-34            4.39               763,447(g)            750,377
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19            5.00             1,101,624             1,091,640
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
   05-25-34            6.00             1,472,928             1,484,579
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
   08-25-19            5.00             2,337,533             2,309,435
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
   09-25-19            5.00             1,116,204             1,102,698
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-3AC Cl B1
   03-25-34            4.93               991,682(g)            981,577
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   05-25-34            4.60               697,071(g)            680,509
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
   10-25-33            5.50             2,273,778             2,229,833
Washington Mutual Alternative Mtge Loan Trust
  Pass-Through Certificates
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
   12-25-35            0.00            10,000,000(k)            117,578
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
   10-25-33            4.07             1,225,000(g)          1,190,455
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
   07-25-19            4.50             1,489,000             1,433,401
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB4 Cl 22A
   12-25-19            6.00             2,636,642             2,672,301
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45            4.56               840,000(g)            840,000

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35            5.00%           $2,084,885            $2,013,870
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35            5.50             1,883,148             1,853,724
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR1 Cl 1A1
   02-25-35            4.55             4,773,170(g)          4,709,734
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR16 Cl 6A3
   10-25-35            5.00             1,148,988(g)          1,142,255
Total                                                       168,075,535

Aerospace & Defense (--%)
L-3 Communications
   06-15-12            7.63               165,000               173,663

Automotive (--%)
DaimlerChrysler NA Holding
   11-15-13            6.50               375,000               391,999
GMAC
   09-15-11            6.88               120,000               109,433
Total                                                           501,432

Banking (0.6%)
Banknorth Group
  Sr Nts
   05-01-08            3.75               940,000               919,367
HSBC Bank USA
  Sub Nts
   08-15-35            5.63             2,280,000             2,230,018
JPMorgan Chase & Co
  Sub Nts
   10-01-15            5.15             2,060,000             2,030,793
Sovereign Bank
  Sub Nts
   03-15-13            5.13               270,000               265,033
Washington Mutual
   09-15-17            5.25             1,910,000             1,854,663
Total                                                         7,299,874

Brokerage (0.2%)
Morgan Stanley
   10-15-15            5.38             1,725,000             1,726,672

Chemicals (--%)
Airgas
   10-01-11            9.13               150,000               159,750
MacDermid
   07-15-11            9.13               105,000               111,169
Total                                                           270,919

Diversified Manufacturing (0.2%)
Tyco Intl Group
   02-15-11            6.75             1,970,000(c)          2,071,236


 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Electric (1.0%)
Aquila Canada Finance
   06-15-11            7.75%             $345,000(c)           $352,763
CMS Energy
  Sr Nts
   01-15-09            7.50               230,000               236,900
Consumers Energy
  1st Mtge
   02-15-17            5.15               340,000               326,278
   09-15-35            5.80               355,000               345,367
Dayton Power & Light
  1st Mtge
   10-01-13            5.13             1,280,000             1,274,163
Detroit Edison
  1st Mtge
   10-01-37            5.70               480,000               472,613
Dominion Resources
   07-15-15            5.15             1,195,000             1,157,742
DPL
  Sr Nts
   09-01-11            6.88               504,000               531,090
Exelon
   06-15-15            4.90               835,000               796,910
IPALCO Enterprises
  Secured
   11-14-08            8.38               500,000               523,750
   11-14-11            8.63               135,000               147,150
Mirant North America LLC
   12-31-13            7.38                60,000(d)             60,675
Ohio Edison
   06-15-09            5.65               730,000(d)            738,760
Ohio Edison
  Sr Nts
   05-01-15            5.45               220,000               221,324
Pacific Gas & Electric
   03-01-34            6.05               690,000               714,847
PacifiCorp
  1st Mtge
   06-15-35            5.25               510,000               481,852
Potomac Edison
  1st Mtge
   11-15-14            5.35               475,000               474,767
PSI Energy
   10-15-35            6.12               950,000               971,497
Southern California Edison
  1st Mtge Series 2005-E
   07-15-35            5.35               555,000               536,929
Westar Energy
  1st Mtge
   07-01-14            6.00             1,185,000             1,241,439
Total                                                        11,606,816

Entertainment (0.1%)
Time Warner
   05-15-29            6.63               750,000               748,946

Food and Beverage (0.3%)
Cott Beverages USA
   12-15-11            8.00               170,000               174,250
Kraft Foods
   06-01-12            6.25             1,950,000             2,057,140




See accompanying notes to investments in securities.



--------------------------------------------------------------------------------
6  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer               Coupon             Principal              Value(a)
                      rate                amount

Food and Beverage (cont.)
Kraft Foods
  Sr Unsecured
    11-01-11           5.63%           $1,385,000            $1,416,897
Total                                                         3,648,287

Gaming (0.2%)
Caesars Entertainment
 Sr Nts
   04-15-13            7.00               460,000               492,092
MGM MIRAGE
   10-01-09            6.00               150,000               149,250
   07-15-15            6.63               390,000               389,025
MGM MIRAGE
  Sr Nts
   02-27-14            5.88                70,000                66,500
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13            6.13                85,000                83,513
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12            8.00               105,000               110,513
Station Casinos
  Sr Nts
   04-01-12            6.00               180,000               179,550
Station Casinos
  Sr Sub Nts
   03-01-16            6.88               275,000               281,188
Total                                                         1,751,631

Gas Pipelines (0.2%)
ANR Pipeline
   03-15-10            8.88               170,000               181,682
Colorado Interstate Gas
  Sr Nts
   03-15-15            5.95                80,000                77,270
   11-15-15            6.80               140,000(d)            140,525
Kinder Morgan Finance
   12-15-15            5.70               950,000(d)            958,213
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15            6.25               115,000(d)            113,275
Southern Natural Gas
   03-15-10            8.88               175,000               187,025
Southern Star Central
  Secured
   08-01-10            8.50               120,000               127,200
Transcontinental Gas Pipe Line
  Series B
   08-15-11            7.00               385,000               401,844
Total                                                         2,187,034

Health Care (0.3%)
Cardinal Health
   06-15-15            4.00             1,960,000             1,759,011
   12-15-17            5.85               795,000               808,645
HCA
  Sr Nts
   03-15-14            5.75               180,000               174,546

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Health Care (cont.)
Omnicare
  Sr Sub Nts
   12-15-13            6.75%              $50,000               $50,563
   12-15-15            6.88                95,000                96,425
Triad Hospitals
  Sr Nts
   05-15-12            7.00               175,000               178,719
Total                                                         3,067,909

Independent Energy (0.1%)
Chesapeake Energy
   01-15-15            7.75               230,000               243,800
Chesapeake Energy
  Sr Nts
   06-15-14            7.50                 3,000                 3,180
Chesapeake Energy
  Sr Unsecured
   08-15-17            6.50               340,000(d)            341,700
Encore Acquisition
  Sr Sub Nts
   04-15-14            6.25               265,000               251,750
Newfield Exploration
  Sr Sub Nts
   08-15-12            8.38               520,000               555,100
Plains Exploration & Production
  Sr Nts
   06-15-14            7.13               125,000               129,375
Total                                                         1,524,905

Integrated Energy (--%)
Denbury Resources
  Sr Sub Nts
   12-15-15            7.50                15,000                15,225

Life Insurance (0.2%)
Pricoa Global Funding I
   06-25-12            4.63             2,115,000(d)          2,060,207

Lodging (--%)
ITT
   11-15-15            7.38               225,000               244,125

Media Cable (0.4%)
Comcast
   03-15-11            5.50             4,005,000             4,027,908
DIRECTV Holdings LLC/Financing
  Sr Nts
   03-15-13            8.38                75,000                81,000
Videotron Ltee
   01-15-14            6.88                75,000(c)             75,938
   12-15-15            6.38                60,000(c,d)           59,625
Total                                                         4,244,471

Media Non Cable (0.3%)
Corus Entertainment
  Sr Sub Nts
   03-01-12            8.75                75,000(c)             81,188
Dex Media East LLC/Finance
   11-15-09            9.88               100,000               108,125
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10            8.50                70,000                73,325

 Bonds (continued)
Issuer               Coupon             Principal              Value(a)
                      rate                amount

Media Non Cable (cont.)
Gray Television
   12-15-11            9.25%             $200,000              $213,500
Lamar Media
   01-01-13            7.25               110,000               114,125
News America
   12-15-34            6.20             1,095,000             1,087,663
   12-15-35            6.40               725,000(d)            730,754
Quebecor Media
  Sr Nts
   07-15-11           11.13                35,000(c)             37,888
Radio One
  Series B
   07-01-11            8.88               300,000               316,500
Sun Media
   02-15-13            7.63               140,000(c)            143,500
Susquehanna Media
  Sr Sub Nts
   04-15-13            7.38               200,000               213,000
Total                                                         3,119,568

Metals (--%)
Massey Energy
  Sr Nts
   04-01-24            6.88                70,000(d)             70,613
Peabody Energy
  Series B
   03-15-13            6.88               300,000               312,000
Total                                                           382,613

Oil Field Services (--%)
Pride Intl
  Sr Nts
   07-15-14            7.38                85,000                91,163

Other Financial Institutions (0.3%)
Residential Capital
  Sr Unsecured
   06-30-10            6.38             2,625,000             2,667,302
Willis North America
   07-15-15            5.63               610,000               609,763
Total                                                         3,277,065

Packaging (--%)
Plastipak Holdings
  Sr Nts
   12-15-15            8.50                15,000(d)             15,150

Paper (--%)
Crown Americas LLC/Capital
  Sr Nts
   11-15-13            7.63                70,000(d)             72,625
   11-15-15            7.75               195,000(d)            201,825
Total                                                           274,450

Pharmaceuticals (0.1%)
AmerisourceBergen
   09-15-15            5.88               220,000(d)            221,925
Merck & Co
   02-15-13            4.38               700,000               664,389
   03-01-15            4.75               700,000               669,455
Total                                                         1,555,769




See accompanying notes to investments in securities.



--------------------------------------------------------------------------------
7  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer               Coupon             Principal              Value(a)
                      rate                amount

Property & Casualty (--%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15            5.75%             $495,000              $499,232

REITS (0.1%)
Simon Property Group LP
   12-01-15            5.75             1,070,000(d)          1,085,793

Retailers (0.2%)
CVS
   09-15-14            4.88             1,130,000             1,090,697
May Department Stores
   07-15-34            6.70               720,000               766,867
Total                                                         1,857,564

Transportation Services (0.2%)
ERAC USA Finance
   05-01-15            5.60               880,000(d)            876,347
   11-15-15            5.90               920,000(d)            935,823
Hertz
  Sr Nts
   01-01-14            8.88               205,000(d)            208,844
Total                                                         2,021,014

 Bonds (continued)
Issuer               Coupon        Principal                   Value(a)
                      rate           amount

Wireless (0.5%)
Nextel Communications
  Sr Nts Series F
   03-15-14            5.95%           $4,900,000            $4,925,666
US Cellular
  Sr Nts
   12-15-33            6.70             1,115,000             1,094,784
Total                                                         6,020,450

Wirelines (1.3%)
Qwest
   03-15-12            8.88               185,000               208,588
Qwest
  Sr Nts
   06-15-15            7.63               115,000(d)            123,050
Telecom Italia Capital
   10-01-15            5.25             3,545,000(c)          3,443,191
TELUS
   06-01-11            8.00             3,660,000(c)          4,103,080
Verizon Pennsylvania
  Series A
   11-15-11            5.65             7,575,000             7,551,896
Total                                                        15,429,805

Total Bonds
(Cost: $420,134,425)                                       $416,142,893

 Short-Term Security (0.3%)(o)
Issuer            Effective                Amount              Value(a)
                     yield               payable at
                                          maturity
Commercial Paper
Amsterdam Funding
   01-03-06            4.20%           $3,900,000(q)         $3,898,180

Total Short-Term Security
(Cost: $3,898,635)                                           $3,898,180

Total Investments in Securities
(Cost: $1,058,533,571)(r)                                $1,152,608,118




 Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2005, the value of foreign securities represented 5.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $16,966,329 or 1.5% of net assets.

(e) At Dec. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,169,887.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC                           -- Ambac Assurance Corporation
     FGIC                            -- Financial Guaranty Insurance Company
     FSA                             -- Financial Security Assurance
     MBIA                            -- MBIA Insurance Corporation

(j) Partially pledged as initial deposit on the following open interest rate futures:

     Type of security                                            Notional amount
     Purchase contracts
     U.S. Treasury Note, March 2006, 2-year                          $24,800,000
     Sale contracts
     U.S. Treasury Note, March 2006, 5-year                           26,300,000
     U.S. Treasury Note, March 2006, 10-year                          22,100,000

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2005.



--------------------------------------------------------------------------------
8  --   RIVERSOURCE BALANCED FUND  --   PORTFOLIO HOLDINGS AT DEC. 31, 2005

                                                            S-6326-80D (2-06)

(l) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2005:

     Security          Principal        Settlement        Proceeds         Value
                         amount           date           receivable
     Federal Natl Mtge Assn
        01-01-21 5.00%   $1,925,000       1-18-06        $1,891,613   $1,903,944
        01-01-36 5.00     1,000,000       1-12-06           960,000      968,750
        01-01-36 5.50     5,000,000       1-12-06         4,913,750    4,950,000


(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2005.

(n)  At Dec. 31, 2005, security was partially or fully on loan.

(o) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 0.2% of net assets is the Portfolio's cash equivalent position.

(p) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $3,898,180 or 0.3% of net assets.

(r) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,058,534,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 119,483,000
     Unrealized depreciation                                        (25,409,000)
                                                                     -----------
     Net unrealized depreciation                                  $  94,074,000
                                                                     -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.




--------------------------------------------------------------------------------
9  -  RIVERSOURCE BALANCED FUND  -   PORTFOLIO HOLDINGS AT DEC. 31, 2005

                            RIVERSOURCE DIVERSIFIED
                               EQUITY INCOME FUND
                                AT DEC. 31, 2005


Investments in Securities
RiverSource Diversified Equity Income Fund (formerly Equity Income Portfolio) Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

 Common Stocks (96.9%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (2.6%)
Goodrich                             751,150                $30,872,265
Honeywell Intl                     1,776,200                 66,163,450
United Technologies                  865,900                 48,412,469
Total                                                       145,448,184

Airlines (1.2%)
AMR                                2,570,700(b,d)            57,146,661
Continental Airlines Cl B            371,500(b,d)             7,912,950
Total                                                        65,059,611

Auto Components (0.1%)
Ballard Power Systems                825,800(b,c,d)           3,451,844
Dana                                 643,300                  4,618,894
Total                                                         8,070,738

Building Products (--%)
Ameron Intl                            4,724                    215,320

Capital Markets (1.9%)
Lehman Brothers Holdings             151,300                 19,392,121
Mellon Financial                   1,060,300                 36,315,275
Merrill Lynch & Co                   488,700                 33,099,651
Morgan Stanley                       276,300                 15,677,262
Total                                                       104,484,309

Chemicals (2.4%)
Air Products & Chemicals             277,700                 16,437,063
Cabot                                126,600                  4,532,280
Dow Chemical                       1,377,500(d)              60,362,050
Eastman Chemical                     207,900                 10,725,561
EI du Pont de Nemours
  & Co                               736,300                 31,292,750
Olin                                 533,293                 10,495,206
Total                                                       133,844,910

Commercial Banks (3.5%)
Bank of America                    2,265,568                104,555,963
US Bancorp                           818,200                 24,455,998
Wachovia                             780,500                 41,257,230
Wells Fargo & Co                     415,000                 26,074,450
Total                                                       196,343,641

 Common Stocks (continued)
Issuer                                Shares                   Value(a)

Commercial Services & Supplies (1.8%)
Avery Dennison                        89,600                 $4,952,192
Cendant                            1,740,141                 30,017,433
PHH                                   73,865(b)               2,069,697
Pitney Bowes                         276,500                 11,682,125
RR Donnelley & Sons                  746,000                 25,520,660
Waste Management                     796,900                 24,185,915
Total                                                        98,428,022

Computers & Peripherals (1.0%)
Hewlett-Packard                    1,973,600                 56,504,168

Construction & Engineering (3.0%)
Fluor                                570,500                 44,076,830
Insituform Technologies
  Cl A                               274,200(b)               5,311,254
McDermott Intl                     2,664,600(b)             118,867,806
Total                                                       168,255,890

Construction Materials (1.6%)
CEMEX ADR                            648,823(c)              38,494,669
Hanson ADR                           920,100(c)              50,513,490
Total                                                        89,008,159

Consumer Finance (0.5%)
Capital One Financial                294,100                 25,410,240

Containers & Packaging (0.2%)
Packaging Corp of America            504,500                 11,578,275

Diversified Financial Services (3.4%)
Citigroup                          3,835,700                186,146,521

Diversified Telecommunication Services (7.4%)
AT&T                               5,108,540                125,108,145
BellSouth                          2,047,414                 55,484,919
BT Group                          10,685,300(c)              40,952,843
MCI                                  535,200                 10,559,496
Sprint Nextel                      1,430,477                 33,415,943
Telefonos de Mexico
  ADR Cl L                         3,944,800(c)              97,357,664
Verizon Communications             1,597,150                 48,106,158
Total                                                       410,985,168

 Common Stocks (continued)
Issuer                                Shares                   Value(a)

Electrical Equipment (1.3%)
Cooper Inds Cl A                     317,700                $23,192,100
Energy Conversion Devices            239,700(b,d)             9,767,775
FuelCell Energy                      424,600(b,d)             3,596,362
Hubbell Cl B                          97,000                  4,376,640
Plug Power                           708,200(b)               3,633,066
Rockwell Automation                  507,700                 30,035,532
Total                                                        74,601,475

Energy Equipment & Services (8.2%)
Baker Hughes                       1,573,700                 95,649,486
GlobalSantaFe                        947,000                 45,598,050
Halliburton                        2,260,108                140,036,292
Schlumberger                         975,700(d)              94,789,255
Tidewater                          1,729,100                 76,875,786
Total                                                       452,948,869

Food & Staples Retailing (0.8%)
Albertson's                        1,309,800                 27,964,230
Wal-Mart Stores                      392,300(d)              18,359,640
Total                                                        46,323,870

Food Products (0.6%)
Archer-Daniels-Midland             1,412,100                 34,822,386

Gas Utilities (0.4%)
NiSource                           1,126,750                 23,504,005

Health Care Providers & Services (0.7%)
CIGNA                                185,300                 20,698,010
Tenet Healthcare                   2,195,200(b)              16,815,232
Total                                                        37,513,242

Hotels, Restaurants & Leisure (1.2%)
Royal Caribbean Cruises            1,027,500(d)              46,299,150

Household Durables (0.9%)
Whirlpool                            576,900(d)              48,321,144

Industrial Conglomerates (4.3%)
3M                                   669,300                 51,870,750
General Electric                   3,277,891                114,890,080
Textron                              608,000                 46,803,840

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1-RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND-PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Industrial Conglomerates (cont.)
Tomkins ADR                        1,207,900(c,d)           $24,894,819
Total                                                       238,459,489

Insurance (13.2%)
ACE                                2,155,200(c)             115,173,887
American Intl Group                  480,040                 32,753,129
Aon                                1,480,100                 53,209,595
Axis Capital Holdings              1,037,500(c)              32,453,000
Endurance Specialty
  Holdings                           921,100(c)              33,021,435
Hartford Financial
  Services Group                     169,300                 14,541,177
Jefferson-Pilot                      495,600(d)              28,214,508
Lincoln Natl                         495,600                 26,281,668
Loews                                703,100                 66,689,035
Marsh & McLennan
  Companies                        2,079,309                 66,038,854
Montpelier Re Holdings             1,707,360(c,d)            32,269,104
Safeco                               707,400                 39,968,100
St Paul Travelers
  Companies                        1,199,720                 53,591,492
Torchmark                            489,800                 27,232,880
UnumProvident                        225,200                  5,123,300
XL Capital Cl A                    1,450,925(c)              97,763,327
Total                                                       724,324,491

IT Services (1.5%)
Computer Sciences                    558,800(b)              28,297,632
Electronic Data Systems            2,299,954                 55,290,894
Total                                                        83,588,526

Leisure Equipment & Products (0.5%)
Eastman Kodak                      1,183,400(d)              27,691,560

Machinery (9.1%)
Caterpillar                        3,327,000                192,200,790
Crane                                812,400                 28,653,348
Deere & Co                           784,566                 53,436,790
Eaton                                622,400                 41,756,816
Illinois Tool Works                  600,000                 52,794,000
Ingersoll-Rand Cl A                1,907,700(c)              77,013,849
Parker Hannifin                      842,200                 55,551,512
Total                                                       501,407,105

Media (1.2%)
Gannett                              384,400                 23,283,108
Time Warner                        1,093,800                 19,075,872
Viacom Cl B                          672,000(b)              21,907,200
Total                                                        64,266,180

Metals & Mining (1.0%)
Alcoa                              1,334,900                 39,472,993
Compass Minerals Intl                483,167                 11,856,918
Freeport-McMoRan
  Copper & Gold Cl B                 122,200                  6,574,360
Total                                                        57,904,271

Multiline Retail (0.3%)
JC Penney                            290,500                 16,151,800

 Common Stocks (continued)
Issuer                                Shares                   Value(a)

Oil & Gas (7.8%)
Anadarko Petroleum                   150,000                $14,212,500
BP ADR                               326,500(c)              20,967,830
Chevron                            1,631,321                 92,610,093
ConocoPhillips                       576,700                 33,552,406
Exxon Mobil                          172,400                  9,683,708
Kerr-McGee                           176,778                 16,062,049
Marathon Oil                       1,207,500                 73,621,275
Petroleo Brasileiro ADR            1,213,500(c)              86,486,145
Pioneer Natural Resources            534,800                 27,419,196
Repsol YPF ADR                       796,700(c)              23,430,947
Total ADR                            273,300(c)              34,545,120
Total                                                       432,591,269

Paper & Forest Products (2.0%)
Abitibi-Consolidated               1,923,900(c)               7,791,795
Intl Paper                         1,626,300(d)              54,659,943
MeadWestvaco                         382,200                 10,713,066
Weyerhaeuser                         567,400                 37,641,316
Total                                                       110,806,120

Pharmaceuticals (3.7%)
Abbott Laboratories                  664,300                 26,193,349
Bristol-Myers Squibb               1,087,600                 24,993,048
Merck & Co                         1,176,900                 37,437,189
Pfizer                             4,226,700                 98,566,644
Wyeth                                351,400                 16,188,998
Total                                                       203,379,228

Real Estate Investment Trust (0.1%)
Rayonier                             191,500                  7,631,275
Starwood Hotels & Resorts
  Worldwide Unit                     279,200                 17,829,712
Total                                                        25,460,987

Road & Rail (2.0%)
Burlington Northern
  Santa Fe                           996,800                 70,593,376
Union Pacific                        496,000                 39,932,960
Total                                                       110,526,336

Semiconductors & Semiconductor Equipment (1.0%)
Intel                              1,832,300                 45,734,208
Linear Technology                    245,900                  8,869,613
Total                                                        54,603,821

Software (0.5%)
Microsoft                          1,058,000                 27,666,700

Thrifts & Mortgage Finance (2.1%)
Fannie Mae                         1,949,720                 95,165,833
Washington Mutual                    499,000                 21,706,500
Total                                                       116,872,333

Tobacco (1.8%)
Altria Group                       1,346,800                100,632,896

Total Common Stocks
(Cost: $4,197,831,301)                                   $5,360,450,409

 Preferred Stocks (0.7%)
Issuer                                Shares                    Value(a)

Schering-Plough
  6.00% Cv                           268,200                $14,250,271
UnumProvident
  8.25% Cv                           400,000                 17,354,000
Xerox
  6.25% Cv                            40,150                  4,914,360

Total Preferred Stocks
(Cost: $27,425,000)                                         $36,518,631

 Bonds (0.9%)
Issuer                  Coupon     Principal                  Value(a)
                         rate        amount
Calpine
  Sr Nts
   02-15-11              8.50%    $6,000,000(d)              $1,830,000
Qwest Communications Intl
  Sr Unsecured
   11-15-25              3.50     41,390,000                 47,919,273

Total Bonds
(Cost: $46,570,389)                                         $49,749,273

 Short-Term Securities (5.0%)(e)
Issuer                 Effective       Amount                  Value(a)
                         yield       payable at
                                      maturity

Commercial Paper
Alpine Securitization
     01-17-06            4.32%   $20,000,000(f)             $19,956,900
Amsterdam Funding
     01-03-06            6.08     25,000,000(f)              24,983,120
Bryant Park Funding LLC
     01-30-06            4.34     10,000,000(f)               9,962,800
     01-31-06            4.36     25,000,000(f)              24,903,556
Chariot Funding LLC
     01-17-06            4.28     30,000,000(f)              29,935,948
CRC Funding LLC
     01-06-06            6.10     25,000,000(f)              24,970,363
Falcon Asset Securitization
     02-02-06            4.31     15,000,000(f)              14,939,225
Gemini Securitization
     01-04-06            5.23     20,000,000(f)              19,985,483
K2 (USA) LLC
     01-09-06            4.39     39,800,000                 39,751,517
Morgan Stanley & Co
     01-03-06            4.20      6,100,000                  6,097,153
Park Avenue Receivables
     01-09-06            4.28     10,000,000(f)               9,988,139
Ranger Funding LLC
     01-31-06            4.34     25,000,000(f)              24,904,000
Thames Asset Global Securitization #1
     01-24-06            4.34     25,000,000(f)             24,924,827

Total Short-Term Securities
(Cost: $275,354,520)                                       $275,303,031

Total Investments in Securities
(Cost: $4,547,181,210)(g)                                $5,722,021,344




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2-RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND-PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 14.8% of net assets.

(d)  At Dec. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.6% of net assets. 1.4% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $229,454,361 or 4.1% of net assets.

(g) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $4,547,181,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $1,332,665,000
     Unrealized depreciation                                       (157,825,000)
                                                                  --------------
     Net unrealized appreciation                                 $1,174,840,000
                                                                  --------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3-RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND-PORTFOLIO HOLDINGS AT DEC. 31, 2005


                                                              S-6475-80 D (3/06)

                               PORTFOLIO HOLDINGS
                                       FOR
                         RIVERSOURCE MID CAP VALUE FUND
                                AT DEC. 31, 2005


Investments in Securities
RiverSource Mid Cap Value Fund
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (97.9%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (0.7%)
Goodrich                             214,540                 $8,817,594

Airlines (1.8%)
AMR                                  714,447(b,d)            15,882,157
Continental Airlines Cl B            297,341(b,d)             6,333,363
Total                                                        22,215,520

Auto Components (0.5%)
Ballard Power Systems                212,704(b,c,d)             889,103
Johnson Controls                      67,062                  4,889,490
Total                                                         5,778,593

Building Products (1.4%)
American Standard
  Companies                          428,956                 17,136,792

Capital Markets (0.9%)
AMVESCAP                             362,910(c)               2,759,948
Mellon Financial                     258,570                  8,856,022
Total                                                        11,615,970

Chemicals (4.9%)
Agrium                               180,804(c)               3,975,880
Cabot                                139,120                  4,980,496
Eastman Chemical                     286,923                 14,802,357
Imperial Chemical
  Inds ADR                           231,254(c)               5,270,279
Lubrizol                             119,450                  5,187,714
Monsanto                             131,172                 10,169,765
Mosaic                               231,254(b)               3,383,246
PPG Inds                             232,000                 13,432,799
Total                                                        61,202,536

Commercial Banks (3.7%)
AmSouth Bancorporation               477,084                 12,504,371
Comerica                             212,398                 12,055,710
Huntington Bancshares                207,814                  4,935,583
KeyCorp                              301,378                  9,924,378
North Fork Bancorporation            260,710                  7,133,026
Total                                                        46,553,068

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Commercial Services & Supplies (1.4%)
Dun & Bradstreet                      52,794(b)              $3,535,086
Pitney Bowes                          91,983                  3,886,282
Ritchie Bros Auctioneers              98,004(c)               4,140,669
RR Donnelley & Sons                  179,784                  6,150,411
Total                                                        17,712,448

Communications Equipment (1.7%)
Scientific-Atlanta                   170,353                  7,337,104
Tellabs                            1,324,669(b)              14,438,892
Total                                                        21,775,996

Computers & Peripherals (0.8%)
Diebold                              257,582                  9,788,116

Construction & Engineering (2.1%)
Fluor                                165,314                 12,772,160
Insituform Technologies Cl A          68,794(b)               1,332,540
McDermott Intl                       258,876(b)              11,548,458
Total                                                        25,653,158

Consumer Finance (0.7%)
Capital One Financial                102,428                  8,849,779

Containers & Packaging (0.4%)
Temple-Inland                        124,750                  5,595,038

Diversified Telecommunication Services (1.8%)
CenturyTel                           273,246                  9,060,837
MCI                                  178,258                  3,517,030
Qwest Communications
  Intl                             1,804,892(b)              10,197,641
Total                                                        22,775,508

Electric Utilities (3.1%)
Consolidated Edison                  152,268                  7,054,576
DPL                                  186,002                  4,837,912
DTE Energy                           125,464                  5,418,790
Pinnacle West Capital                471,997                 19,517,076
Xcel Energy                          114,252                  2,109,092
Total                                                        38,937,446

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Electrical Equipment (2.6%)
Cooper Inds Cl A                     190,249                $13,888,177
Energy Conversion Devices             49,634(b)               2,022,586
FuelCell Energy                      109,766(b,d)               929,718
Plug Power                           146,256(b)                 750,293
Rockwell Automation                  258,823                 15,311,968
Total                                                        32,902,742

Electronic Equipment & Instruments (0.8%)
Solectron                          2,619,333(b)               9,586,759

Energy Equipment & Services (8.8%)
BJ Services                          452,282                 16,585,181
Cooper Cameron                       383,744(b)              15,887,002
GlobalSantaFe                        741,460                 35,701,298
Nabors Inds                          177,282(b,c)            13,429,112
Smith Intl                           268,864                  9,977,543
Weatherford Intl                     508,530(b)              18,408,785
Total                                                       109,988,921

Food Products (2.2%)
Archer-Daniels-Midland               592,764                 14,617,560
Del Monte Foods                      442,228(b)               4,612,438
Tyson Foods Cl A                     465,772                  7,964,701
Total                                                        27,194,699

Gas Utilities (1.5%)
NiSource                             880,324                 18,363,559

Health Care Equipment & Supplies (0.2%)
Hospira                               56,810(b)               2,430,332

Health Care Providers & Services (1.2%)
AmerisourceBergen                    118,788                  4,917,823
CIGNA                                 33,540                  3,746,418
Tenet Healthcare                     782,028(b)               5,990,335
Total                                                        14,654,576

Hotels, Restaurants & Leisure (1.3%)
Royal Caribbean Cruises              372,785(d)              16,797,692


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  - RIVERSOURCE MID CAP VALUE FUND   -  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Household Durables (3.0%)
Centex                                74,214                 $5,305,559
DR Horton                            124,673                  4,454,566
Lennar Cl A                           81,003                  4,942,803
Mohawk Inds                           53,508(b)               4,654,126
Stanley Works                        121,182                  5,821,583
Whirlpool                            151,026                 12,649,938
Total                                                        37,828,575

Industrial Conglomerates (0.5%)
Textron                               79,014                  6,082,498

Insurance (12.9%)
ACE                                  517,525(c)              27,656,536
Aon                                  835,130                 30,022,923
Axis Capital Holdings                138,023(c)               4,317,359
Bristol West Holdings                276,914                  5,269,673
Everest Re Group                     209,666(c)              21,039,983
Jefferson-Pilot                      145,950                  8,308,934
Lincoln Natl                         121,131                  6,423,577
Loews                                179,907                 17,064,179
Torchmark                            158,146                  8,792,918
Willis Group Holdings                247,000(c)               9,124,180
XL Capital Cl A                      351,201(c)              23,663,923
Total                                                       161,684,185

IT Services (2.3%)
Computer Sciences                    240,734(b)              12,190,770
Electronic Data Systems              684,503                 16,455,452
Total                                                        28,646,222

Leisure Equipment & Products (0.9%)
Eastman Kodak                        311,160(d)               7,281,144
Hasbro                               207,508                  4,187,511
Total                                                        11,468,655

Machinery (5.8%)
AGCO                                 548,968(b)               9,096,400
Cummins                              109,664                  9,840,151
Dover                                340,017                 13,767,288
Eaton                                279,677                 18,763,529
Ingersoll-Rand Cl A                  375,843(c)              15,172,782
Manitowoc                            108,746                  5,461,224
Total                                                        72,101,374

Media (1.2%)
Dex Media                            136,878                  3,708,025
Interpublic Group of
  Companies                          492,372(b)               4,751,390
Tribune                              218,686                  6,617,438
Total                                                        15,076,853

Metals & Mining (3.2%)
Freeport-McMoRan
  Copper & Gold Cl B                 367,047                 19,747,129
Nucor                                119,495                  7,972,706
Phelps Dodge                          89,484                 12,874,063
Total                                                        40,593,898

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Multiline Retail (1.6%)
Family Dollar Stores                 269,476                 $6,680,310
Federated Dept Stores                 75,767                  5,025,625
JC Penney                            140,574                  7,815,915
Total                                                        19,521,850

Multi-Utilities & Unregulated Power (2.5%)
CMS Energy                           196,502(b)              $2,851,244
Constellation Energy Group            71,038                  4,091,789
Energy East                          403,908                  9,209,102
Public Service
  Enterprise Group                   241,704                 15,703,509
Total                                                        31,855,644

Oil & Gas (5.7%)
Amerada Hess                          73,637                  9,338,644
El Paso                              204,350                  2,484,896
Kerr-McGee                            48,930                  4,445,780
Pioneer Natural Resources            498,894                 25,578,294
Suncor Energy                        257,982(c)              16,286,404
Sunoco                               171,213                 13,419,675
Total                                                        71,553,693

Paper & Forest Products (1.4%)
Abitibi-Consolidated                 300,103(c)               1,215,417
Bowater                              282,724                  8,685,282
Louisiana-Pacific                     81,700                  2,244,299
MeadWestvaco                         177,136                  4,965,122
Total                                                        17,110,120

Pharmaceuticals (0.6%)
King Pharmaceuticals                 146,113(b)               2,472,232
Mylan Laboratories                   124,664                  2,488,294
Watson Pharmaceuticals                76,281(b)               2,479,895
Total                                                         7,440,421

Real Estate Investment Trust (3.3%)
Boston Properties                     40,768                  3,022,132
Crescent Real
  Estate Equities                    492,066                  9,752,748
Equity Residential                   284,392                 11,125,415
Rayonier                             293,273                 11,686,929
Starwood Hotels &
  Resorts Worldwide Unit              92,238                  5,890,319
Total                                                        41,477,543

Road & Rail (1.6%)
CSX                                  390,242                 19,812,586

Semiconductors & Semiconductor Equipment (2.9%)
Intersil Cl A                        483,738                 12,035,401
Microchip Technology                 215,808                  6,938,227
Natl Semiconductor                   664,107                 17,253,501
Total                                                        36,227,129

Software (1.1%)
BMC Software                         651,669(b)              13,352,698


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Specialty Retail (1.0%)
AnnTaylor Stores                     133,252(b)              $4,599,859
AutoZone                              32,614(b)               2,992,335
RadioShack                           236,000                  4,963,080
Total                                                        12,555,274

Textiles, Apparel & Luxury Goods (1.3%)
Liz Claiborne                        249,959                  8,953,532
VF                                   140,507                  7,775,657
Total                                                        16,729,189

Tobacco (0.6%)
Reynolds American                     76,338                  7,277,302

Total Common Stocks
(Cost: $1,027,562,098)                                   $1,224,722,551

Preferred Stock (--%)
Issuer                                Shares                   Value(a)

Xerox
  6.25% Cv                             2,560                   $313,344

Total Preferred Stock
(Cost: $256,000)                                               $313,344

Bond (0.8%)
Issuer             Coupon          Principal                   Value(a)
                    rate             amount

Wirelines
Qwest Communications Intl
  Sr Unsecured
   11-15-25         3.50%         $8,790,000                $10,176,623

Total Bond
(Cost: $8,790,000)                                          $10,176,623

Short-Term Securities (4.5%)(e)
Issuer            Effective           Amount                   Value(a)
                   yield            payable at
                                    maturity

Commercial Paper
Goldman, Sachs Group
   01-18-06         4.31%        $10,000,000                 $9,977,306
Old Line Funding
   01-23-06         4.34          10,000,000(f)               9,971,133
Park Avenue Receivables
   01-09-06         4.28          10,000,000(f)               9,988,139
Thames Asset Global Securitization #1
   01-12-06         4.32          10,000,000(f)               9,984,436
Windmill Funding
   01-03-06         4.20          16,000,000(f)              15,992,533

Total Short-Term Securities
(Cost: $55,920,194)                                         $55,913,547

Total Investments in Securities
(Cost: $1,092,528,292)(g)                                $1,291,126,065


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  - RIVERSOURCE MID CAP VALUE FUND   -  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 11.9% of net assets.

(d)  At Dec. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.3% of net assets. 2.2% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $45,936,241 or 3.7% of net assets.

(g) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $1,092,528,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $223,041,000
     Unrealized depreciation                                        (24,443,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                    $198,598,000
     ---------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
3  - RIVERSOURCE MID CAP VALUE FUND   -  PORTFOLIO HOLDINGS AT DEC. 31, 2005


                                                             S-6241-80 D (3/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INVESTMENT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2006